Prepaid and Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
PREPAID AND OTHER CURRENT ASSETS [Abstract]
Prepaid cost of revenue	$ 7,383	$ 424
Accrued interest income	6,290	10,589
Rental deposits	6,158	4,305
Deferred tax assets	4,918	4,743
Employee advance	2,809	3,430
Restricted cash	1,643	2,149
VAT refund receivables	1,416	2,118
Prepayment for Sohu services	0	10,104
Refundable corporate income tax	0	20,835
Others	3,904	5,760
Total	$ 34,521	$ 64,457